Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ 47,483	$ 41,571
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	29,636	25,585
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	1,950	1,844
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	14,249	12,748
Environmental And Others Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,648	$ 1,394